Restructuring (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
Restructuring Reserve [Roll Forward]
Restructuring accrual as of January 31, 2021	$ 5,171	$ 1,037	$ 1,503	$ 1,037	$ 1,740	$ 1,529
Restructuring charges incurred	537	370	4,341	1,179	1,900	2,073
Payments made	(2,347)		(673)	(713)	(2,629)	(1,820)
Foreign currency translation adjustment					26	(42)
Restructuring accrual as of April 30, 2021	3,361		5,171	1,503	1,037	1,740
Employee Severance and Related Costs
Restructuring Reserve [Roll Forward]
Restructuring accrual as of January 31, 2021	5,000	761	1,234	761	1,713	1,504
Restructuring charges incurred	311		4,218	1,032	1,610	1,971
Payments made	(2,049)		(452)	(559)	(2,588)	(1,720)
Foreign currency translation adjustment					26	(42)
Restructuring accrual as of April 30, 2021	3,262		5,000	1,234	761	1,713
Contractual Obligations
Restructuring Reserve [Roll Forward]
Restructuring accrual as of January 31, 2021	171	$ 276	269	276	27	25
Restructuring charges incurred	226		123	147	290	102
Payments made	(298)		(221)	(154)	(41)	(100)
Restructuring accrual as of April 30, 2021	$ 99		$ 171	$ 269	$ 276	$ 27